The financial instruments designated as cash flow hedges and fair value hedges for the commodities price exposure on September 30, 2021 are set forth below: (Details) R$ in Thousands	9 Months Ended
Sep. 30, 2021 BRL (R$) Number
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Derivative instrument, Fair value | R$	R$ (33,938)
Cash flow hedges [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Derivative instrument, Fair value | R$	R$ 998
Cash flow hedges [member] | Nondeliverable Forward [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Maturity	4th Qtr. 2021
Quantity	7,098,000
Exercise rate	8.8251
Derivative instrument, Fair value | R$	R$ 998
[custom:HedgingInstrumentAssetsHedgedObject]	USD
[custom:HedgingInstrumentLiabilitiesProtectedRisk]	TRY
Commodity price risk [member] | Cash flow hedges [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Derivative instrument, Fair value | R$	R$ (50,542)
Commodity price risk [member] | Cash flow hedges [member] | Non Deliverable Forward Buy One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Soybean meal purchase - floating price
Index	Soybean meal - CBOT
Maturity	4th Qtr. 2021
Quantity	32,977,000
Exercise rate	417.29
Derivative instrument, Fair value | R$	R$ (9,400)
Commodity price risk [member] | Cash flow hedges [member] | Non Deliverable Forward Buy Two [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Soybean meal purchase - floating price
Index	Soybean meal - CBOT
Maturity	1st Qtr. 2022
Quantity	85,963,000
Exercise rate	412.66
Derivative instrument, Fair value | R$	R$ (21,089)
Commodity price risk [member] | Cash flow hedges [member] | Non Deliverable Forward Buy Three [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Soybean meal purchase - floating price
Index	Soybean meal - CBOT
Maturity	2nd Qtr. 2022
Quantity	184,877,000
Exercise rate	395.96
Derivative instrument, Fair value | R$	R$ (22,888)
Commodity price risk [member] | Cash flow hedges [member] | Non Deliverable Forward Buy Four [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Soybean meal purchase - floating price
Index	Soybean meal - CBOT
Maturity	3rd Qtr. 2022
Quantity	30,946,000
Exercise rate	387.86
Derivative instrument, Fair value | R$	R$ (1,943)
Commodity price risk [member] | Cash flow hedges [member] | Collar Buy [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Soybean meal purchase - floating price
Index	Soybean meal - CBOT
Maturity	4th Qtr. 2021
Quantity	9,989,000
Exercise rate	421.11
Derivative instrument, Fair value | R$	R$ (2,156)
Commodity price risk [member] | Cash flow hedges [member] | Collar Buy One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Soybean purchase - floating price
Index	Soybean - CBOT
Maturity	4th Qtr. 2021
Quantity	19,999,000
Exercise rate	458.84
Derivative instrument, Fair value | R$	R$ 172
Commodity price risk [member] | Cash flow hedges [member] | Non Deliverable Forward Buy Five [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Corn purchase - floating price
Index	Corn - B3
Maturity	3rd Qtr. 2022
Quantity	2,025,000
Exercise rate	1,333.16
Derivative instrument, Fair value | R$	R$ (33)
Commodity price risk [member] | Cash flow hedges [member] | Collar Buy Two [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Corn purchase - floating price
Index	Corn - B3
Maturity	4th Qtr. 2021
Quantity	13,230,000
Exercise rate	1,587.07
Derivative instrument, Fair value | R$	R$ 126
Commodity price risk [member] | Cash flow hedges [member] | Collar Buy Three [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Corn purchase - floating price
Index	Corn - B3
Maturity	1st Qtr. 2022
Quantity	17,037,000
Exercise rate	1,683.33
Derivative instrument, Fair value | R$	R$ (303)
Commodity price risk [member] | Cash flow hedges [member] | Collar Buy Four [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Corn purchase - floating price
Index	Corn - B3
Maturity	2nd Qtr. 2022
Quantity	7,992,000
Exercise rate	1,616.67
Derivative instrument, Fair value | R$	R$ (97)
Commodity price risk [member] | Cash flow hedges [member] | Collar Buy Five [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Soybean oil purchase - floating price
Index	Soybean oil - CBOT
Maturity	4th Qtr. 2021
Quantity	2,994,000
Exercise rate	794.77
Derivative instrument, Fair value | R$	R$ 7,069
Commodity price risk [member] | Fair value hedges [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Derivative instrument, Fair value | R$	R$ (15,298)
Commodity price risk [member] | Fair value hedges [member] | Nondeliverable Forward [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Maturity	4th Qtr. 2021
Quantity	36,262,000
Exercise rate	5.3508
Derivative instrument, Fair value | R$	R$ (5,001)
Proctection (Investment)	Cost in USD
Commodity price risk [member] | Fair value hedges [member] | Non Deliverable Forward Sell [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Soybean purchase - fixed price
Index	Soybean - CBOT
Maturity	1st Qtr. 2022
Quantity	15,000,000
Exercise rate	503.65
Derivative instrument, Fair value | R$	R$ 2,956
Commodity price risk [member] | Fair value hedges [member] | Non Deliverable Forward Sell One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - CBOT
Maturity	4th Qtr. 2021
Quantity	179,299,000
Exercise rate	202.24
Derivative instrument, Fair value | R$	R$ (8,839)
Commodity price risk [member] | Fair value hedges [member] | Non Deliverable Forward Sell Two [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - CBOT
Maturity	1st Qtr. 2022
Quantity	63,077,000
Exercise rate	200.41
Derivative instrument, Fair value | R$	R$ (4,783)
Commodity price risk [member] | Fair value hedges [member] | Non Deliverable Forward Sell Three [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - CBOT
Maturity	2nd Qtr. 2022
Quantity	170,790,000
Exercise rate	216.20
Derivative instrument, Fair value | R$	R$ 59
Commodity price risk [member] | Fair value hedges [member] | Non Deliverable Forward Sell Four [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - CBOT
Maturity	3rd Qtr. 2022
Quantity	39,995,000
Exercise rate	184.67
Derivative instrument, Fair value | R$	R$ (5,034)
Commodity price risk [member] | Fair value hedges [member] | Corn Future Sell [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - B3
Maturity	4th Qtr. 2021
Quantity	7,803,000
Exercise rate	1,562.51
Derivative instrument, Fair value | R$	R$ 186
Commodity price risk [member] | Fair value hedges [member] | Corn Future Sell One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - B3
Maturity	1st Qtr. 2022
Quantity	104,571,000
Exercise rate	1,631.40
Derivative instrument, Fair value | R$	R$ 2,488
Commodity price risk [member] | Fair value hedges [member] | Corn Future Sell Two [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - B3
Maturity	2nd Qtr. 2022
Quantity	9,882,000
Exercise rate	1,537.49
Derivative instrument, Fair value | R$	R$ 124
Commodity price risk [member] | Fair value hedges [member] | Corn Future Sell Three [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - B3
Maturity	3rd Qtr. 2022
Quantity	176,985,000
Exercise rate	1,339.50
Derivative instrument, Fair value | R$	R$ 1,459
Commodity price risk [member] | Fair value hedges [member] | Corn Future Sell Four [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - B3
Maturity	4th Qtr. 2022
Quantity	14,985,000
Exercise rate	1,350.41
Commodity price risk [member] | Fair value hedges [member] | Collar Sell [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - B3
Maturity	4th Qtr. 2021
Quantity	62,910,000
Exercise rate	1,649.32
Derivative instrument, Fair value | R$	R$ 4,350
Commodity price risk [member] | Fair value hedges [member] | Collar Sell One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - B3
Maturity	1st Qtr. 2022
Quantity	25,380,000
Exercise rate	1,567.91
Derivative instrument, Fair value | R$	R$ 248
Commodity price risk [member] | Fair value hedges [member] | Put Buy [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - B3
Maturity	4th Qtr. 2021
Quantity	5,994,000
Exercise rate	1,616.67
Derivative instrument, Fair value | R$	R$ 583
Commodity price risk [member] | Fair value hedges [member] | Nondeliverable Forward One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Maturity	1st Qtr. 2022
Quantity	20,196,000
Exercise rate	5.3666
Derivative instrument, Fair value | R$	R$ (4,335)
Proctection (Investment)	Cost in USD
Commodity price risk [member] | Fair value hedges [member] | Nondeliverable Forward Two [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Maturity	2nd Qtr. 2022
Quantity	36,924,000
Exercise rate	5.6119
Derivative instrument, Fair value | R$	R$ (4,575)
Proctection (Investment)	Cost in USD
Commodity price risk [member] | Fair value hedges [member] | Nondeliverable Forward Three [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Maturity	3rd Qtr. 2022
Quantity	7,386,000
Exercise rate	5.6278
Derivative instrument, Fair value | R$	R$ (1,387)
Proctection (Investment)	Cost in USD
Currency risk [member] | Cash flow hedges [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Derivative instrument, Fair value | R$	R$ (52,423)
Currency risk [member] | Cash flow hedges [member] | Nondeliverable Forward [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	USD Exports
Maturity	4th Qtr. 2021
Exercise rate	5.3157
Derivative instrument, Fair value | R$	R$ (48,724)
[custom:HedgingInstrumentAssetsHedgedObject]	BRL
[custom:HedgingInstrumentLiabilitiesProtectedRisk]	USD
Currency risk [member] | Cash flow hedges [member] | Nondeliverable Forward One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	USD Exports
Maturity	1st Qtr. 2022
Exercise rate	5.4348
Derivative instrument, Fair value | R$	R$ (8,220)
[custom:HedgingInstrumentAssetsHedgedObject]	BRL
[custom:HedgingInstrumentLiabilitiesProtectedRisk]	USD
Currency risk [member] | Cash flow hedges [member] | Nondeliverable Forward Two [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	USD Exports
Maturity	2nd Qtr. 2022
Exercise rate	5.5782
Derivative instrument, Fair value | R$	R$ (365)
[custom:HedgingInstrumentAssetsHedgedObject]	BRL
[custom:HedgingInstrumentLiabilitiesProtectedRisk]	USD
Currency risk [member] | Fair value hedges [member] | Nondeliverable Forward [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
[custom:HedgingInstrumentAssetsHedgedObject]	BRL
[custom:HedgingInstrumentLiabilitiesProtectedRisk]	USD
Currency risk [member] | Fair value hedges [member] | Nondeliverable Forward One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
[custom:HedgingInstrumentAssetsHedgedObject]	BRL
[custom:HedgingInstrumentLiabilitiesProtectedRisk]	USD
Currency risk [member] | Fair value hedges [member] | Nondeliverable Forward Two [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
[custom:HedgingInstrumentAssetsHedgedObject]	BRL
[custom:HedgingInstrumentLiabilitiesProtectedRisk]	USD
Currency risk [member] | Fair value hedges [member] | Nondeliverable Forward Three [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
[custom:HedgingInstrumentAssetsHedgedObject]	BRL
[custom:HedgingInstrumentLiabilitiesProtectedRisk]	USD